Group assets and liabilities - measurement - Carried at fair value (Details) - At fair value - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments
Total financial investments, net of derivative liabilities	£ 407,270	£ 378,134
Total financial instruments at fair value	£ 376,066	£ 349,786
Percentage of total	100.00%	100.00%
PCA Life Insurance Company Ltd. - Korea
Financial instruments
Total financial instruments at fair value		£ 3,200
Loans
Financial instruments
Financial assets	£ 4,837	2,975
Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	223,391	198,552
Debt securities
Financial instruments
Financial assets	171,374	170,458
Financial assets classified as available-for-sale	35,293	40,645
Other investments (including derivative assets)
Financial instruments
Financial assets	10,423	9,401
Derivative liabilities
Financial instruments
Financial liabilities	(2,755)	(3,252)
Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(17,397)	(16,425)
Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(8,889)	(8,687)
Other financial liabilities
Financial instruments
Financial liabilities	(3,031)	(3,236)
Level 1
Financial instruments
Total financial investments, net of derivative liabilities	273,681	247,043
Total financial instruments at fair value	£ 268,845	£ 242,826
Percentage of total	72.00%	70.00%
Level 1 | PCA Life Insurance Company Ltd. - Korea
Financial instruments
Total financial instruments at fair value		£ 2,763
Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 218,083	193,784
Level 1 | Debt securities
Financial instruments
Financial assets	55,579	53,259
Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	87	64
Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(68)	(64)
Level 1 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(4,836)	(4,217)
Level 2
Financial instruments
Total financial investments, net of derivative liabilities	123,815	122,764
Total financial instruments at fair value	£ 102,778	£ 102,367
Percentage of total	27.00%	29.00%
Level 2 | PCA Life Insurance Company Ltd. - Korea
Financial instruments
Total financial instruments at fair value		£ 437
Level 2 | Loans
Financial instruments
Financial assets		276
Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 4,937	4,046
Level 2 | Debt securities
Financial instruments
Financial assets	115,141	116,257
Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	5,912	4,857
Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(2,175)	(2,672)
Level 2 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities	(17,397)	(16,425)
Level 2 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(3,640)	(3,587)
Level 2 | Other financial liabilities
Financial instruments
Financial liabilities		(385)
Level 3
Financial instruments
Total financial investments, net of derivative liabilities	9,774	8,327
Total financial instruments at fair value	£ 4,443	£ 4,593	£ 4,108
Percentage of total	1.00%	1.00%
Level 3 | Loans
Financial instruments
Financial assets	£ 4,837	£ 2,699	2,183
Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	371	722	607
Level 3 | Debt securities
Financial instruments
Financial assets	654	942	778
Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	4,424	4,480	4,276
Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	(512)	(516)	(353)
Level 3 | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	(1,887)
Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	(413)	(883)	(1,036)
Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	(3,031)	(2,851)	£ (2,347)
With-profits
Financial instruments
Total financial investments, net of derivative liabilities	£ 145,847	£ 126,146
Percentage of total	100.00%	100.00%
With-profits | Loans
Financial instruments
Financial assets	£ 2,023	£ 27
With-profits | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	62,168	49,540
With-profits | Debt securities
Financial instruments
Financial assets	75,093	70,797
With-profits | Other investments (including derivative assets)
Financial instruments
Financial assets	7,246	6,858
With-profits | Derivative liabilities
Financial instruments
Financial liabilities	(683)	(1,076)
With-profits | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	£ 86,490	£ 71,415
Percentage of total	60.00%	56.00%
With-profits | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 57,347	£ 45,181
With-profits | Level 1 | Debt securities
Financial instruments
Financial assets	29,143	26,227
With-profits | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	68	58
With-profits | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(68)	(51)
With-profits | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	£ 53,095	£ 49,881
Percentage of total	36.00%	40.00%
With-profits | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 4,470	£ 3,669
With-profits | Level 2 | Debt securities
Financial instruments
Financial assets	45,602	43,880
With-profits | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	3,638	3,357
With-profits | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(615)	(1,025)
With-profits | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	£ 6,262	£ 4,850
Percentage of total	4.00%	4.00%
With-profits | Level 3 | Loans
Financial instruments
Financial assets	£ 2,023	£ 27
With-profits | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	351	690
With-profits | Level 3 | Debt securities
Financial instruments
Financial assets	348	690
With-profits | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	3,540	3,443
Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	£ 169,340	£ 156,622
Percentage of total	100.00%	100.00%
Unit-linked and variable annuity separate account | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 159,098	£ 147,033
Unit-linked and variable annuity separate account | Debt securities
Financial instruments
Financial assets	10,219	9,598
Unit-linked and variable annuity separate account | Other investments (including derivative assets)
Financial instruments
Financial assets	24	19
Unit-linked and variable annuity separate account | Derivative liabilities
Financial instruments
Financial liabilities	(1)	(28)
Unit-linked and variable annuity separate account | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	£ 163,636	£ 151,775
Percentage of total	97.00%	97.00%
Unit-linked and variable annuity separate account | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 158,631	£ 146,637
Unit-linked and variable annuity separate account | Level 1 | Debt securities
Financial instruments
Financial assets	4,993	5,136
Unit-linked and variable annuity separate account | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	12	6
Unit-linked and variable annuity separate account | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities		(4)
Unit-linked and variable annuity separate account | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	£ 5,686	£ 4,820
Percentage of total	3.00%	3.00%
Unit-linked and variable annuity separate account | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 457	£ 374
Unit-linked and variable annuity separate account | Level 2 | Debt securities
Financial instruments
Financial assets	5,226	4,462
Unit-linked and variable annuity separate account | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	4	8
Unit-linked and variable annuity separate account | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(1)	(24)
Unit-linked and variable annuity separate account | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	£ 18	£ 27
Percentage of total	0.00%	0.00%
Unit-linked and variable annuity separate account | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 10	£ 22
Unit-linked and variable annuity separate account | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	8	5
Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	£ 92,083	£ 95,366
Percentage of total	100.00%	100.00%
Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	£ 2,814	£ 2,948
Non-linked shareholder-backed | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	2,125	1,979
Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	86,062	90,063
Non-linked shareholder-backed | Other investments (including derivative assets)
Financial instruments
Financial assets	3,153	2,524
Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	(2,071)	(2,148)
Non-linked shareholder-backed | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	£ 23,555	£ 23,853
Percentage of total	25.00%	25.00%
Non-linked shareholder-backed | Level 1 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 2,105	£ 1,966
Non-linked shareholder-backed | Level 1 | Debt securities
Financial instruments
Financial assets	21,443	21,896
Non-linked shareholder-backed | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	7
Non-linked shareholder-backed | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities		(9)
Non-linked shareholder-backed | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	£ 65,034	£ 68,063
Percentage of total	71.00%	71.00%
Non-linked shareholder-backed | Level 2 | Loans
Financial instruments
Financial assets		£ 276
Non-linked shareholder-backed | Level 2 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	£ 10	3
Non-linked shareholder-backed | Level 2 | Debt securities
Financial instruments
Financial assets	64,313	67,915
Non-linked shareholder-backed | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	2,270	1,492
Non-linked shareholder-backed | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(1,559)	(1,623)
Non-linked shareholder-backed | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	£ 3,494	£ 3,450
Percentage of total	4.00%	4.00%
Non-linked shareholder-backed | Level 3 | Loans
Financial instruments
Financial assets	£ 2,814	£ 2,672
Non-linked shareholder-backed | Level 3 | Equity securities and portfolio holdings in unit trusts
Financial instruments
Financial assets	10	10
Non-linked shareholder-backed | Level 3 | Debt securities
Financial instruments
Financial assets	306	252
Non-linked shareholder-backed | Level 3 | Other investments (including derivative assets)
Financial instruments
Financial assets	876	1,032
Non-linked shareholder-backed | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	£ (512)	£ (516)